SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Puritan Trust


(Name of Registrant)

File No. 2-11884



Fidelity Puritan Trust
:

Fidelity Low Priced Stock Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-11884


Fidelity Puritan Trust
: Fidelity Balanced Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

110,702,515 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

110,702,515 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


110,702,515

$
1,416,410,975

Redemptions See Note (2) :


(110,702,515)

$
(1,416,410,975)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended July 31, 1995
, aggregated
162,997,678
 and $2,088,073,332
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Puritan Trust
:

Fidelity Balanced Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-11884


Fidelity Puritan Trust
: Fidelity Global Balanced Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

4,870,593 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

4,870,593 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


4,870,593

$
57,907,802

Redemptions See Note (2) :


(4,870,593)

$
(57,907,802)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended July 31, 1995
, aggregated
18,989,120
 and $223,542,247
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Puritan Trust
:

Fidelity Global Balanced Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-11884


Fidelity Puritan Trust
: Fidelity Low Priced Stock Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

12,168,467 shares


(iv)    Number of Securities Sold During Fiscal Year

50,656,835 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

38,488,368 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


38,488,368

$
665,062,698

Redemptions:


(37,029,527)

$
(627,283,146)

Net Sales Pursuant to Rule 24f-2:


1,458,841

$
37,779,552



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $13,027.43


Fidelity Puritan Trust
:

Fidelity Low Priced Stock Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-11884


Fidelity Puritan Trust
: Fidelity Puritan Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

253,871,389 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

253,871,389 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


253,871,389

$
3,938,809,321

Redemptions:


(129,844,821)

$
(2,020,911,910)

Net Sales Pursuant to Rule 24f-2:


124,026,568

$
1,917,897,411



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $661,343.93


Fidelity Puritan Trust
:

Fidelity Puritan Fund


By  John H. Costello

        Assistant Treasurer
